UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	2/28/2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Emerging Markets Fund

February 28, 2014

Emerging Markets - Schedule of Investments
FEBRUARY 28, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
BRAZIL — 8.2%
Anhanguera Educacional Participacoes SA	634,200	3,551,358
BRF SA ADR	120,500	2,200,330
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	135,600	5,767,068
Cielo SA	156,800	4,246,423
Hypermarcas SA	384,700	2,383,918
Itau Unibanco Holding SA ADR	950,615	12,662,192
Ultrapar Participacoes SA	226,500	5,037,626
		35,848,915
CANADA — 0.7%
Pacific Rubiales Energy Corp.	217,370	2,993,671
CHILE — 0.5%
SACI Falabella	275,021	2,263,264
CHINA — 20.8%
Anhui Conch Cement Co. Ltd. H Shares	328,000	1,196,101
Brilliance China Automotive Holdings Ltd.	3,282,000	4,998,774
China Oilfield Services Ltd. H Shares	2,988,000	8,104,761
China Overseas Land & Investment Ltd.	1,838,000	4,938,091
CIMC Enric Holdings Ltd.	2,026,000	3,117,104
CNOOC Ltd.	2,129,000	3,489,557
ENN Energy Holdings Ltd.	1,028,000	7,272,320
Great Wall Motor Co. Ltd. H Shares	1,195,000	5,451,031
Haier Electronics Group Co. Ltd.	2,254,000	6,665,674
Hengan International Group Co. Ltd.	468,500	5,086,125
Industrial & Commercial Bank of China Ltd. H Shares	8,708,645	5,218,084
Ping An Insurance Group Co. H Shares	906,000	7,360,728
Shenzhou International Group Holdings Ltd.	1,471,000	5,136,762
Tencent Holdings Ltd.	283,600	22,748,516
		90,783,628
COLOMBIA — 1.0%
Cemex Latam Holdings SA(1)	557,207	4,439,137
HONG KONG — 2.2%
Xinyi Glass Holdings Ltd.	7,402,000	6,581,209
Xinyi Solar Holdings Ltd.(1)	10,460,000	2,951,775
		9,532,984
INDIA — 5.8%
HCL Technologies Ltd.	322,120	8,188,386
HDFC Bank Ltd.	300,659	3,248,165
ITC Ltd.	1,087,774	5,750,390
Tata Global Beverages Ltd.	1,001,074	2,256,374
Tata Motors Ltd.	872,615	5,870,229

		25,313,544
INDONESIA — 2.4%
PT Bank Rakyat Indonesia (Persero) Tbk	5,805,500	4,638,299
PT Matahari Department Store Tbk(1)	2,821,500	3,402,619
PT Semen Gresik (Persero) Tbk	1,965,000	2,538,978
		10,579,896
MALAYSIA — 2.1%
Axiata Group Bhd	2,153,100	4,304,229
Sapurakencana Petroleum Bhd(1)	3,505,100	4,739,079
		9,043,308
MEXICO — 7.2%
Alfa SAB de CV, Series A	903,075	2,177,200
Alsea SAB de CV	826,347	2,561,157
Cemex SAB de CV ADR(1)	521,102	6,816,014
Gruma SAB de CV B Shares(1)	617,480	4,857,141
Grupo Financiero Banorte SAB de CV	748,796	4,847,700
Grupo Mexico SAB de CV	1,235,050	3,781,312
Infraestructura Energetica Nova SAB de CV	597,960	2,619,873
Promotora y Operadora de Infraestructura SAB de CV(1)	280,375	3,626,063
		31,286,460
PANAMA — 0.5%
Copa Holdings SA Class A	15,813	2,142,029
PERU — 1.0%
Credicorp Ltd.	33,944	4,409,325
PHILIPPINES — 1.9%
SM Investments Corp.	209,623	3,259,289
Universal Robina Corp.	1,539,390	4,828,377
		8,087,666
POLAND — 2.1%
Alior Bank SA(1)	109,470	3,528,478
Powszechny Zaklad Ubezpieczen SA	37,159	5,436,294
		8,964,772
RUSSIA — 6.2%
Magnit OJSC GDR	81,191	4,546,696
Mail.ru Group Ltd. GDR	101,465	4,302,116
MMC Norilsk Nickel OJSC ADR	78,790	1,318,945
NovaTek OAO GDR	50,972	6,453,055
Sberbank of Russia(1)	2,519,072	6,373,590
Yandex NV A Shares(1)	107,049	4,014,337
		27,008,739
SOUTH AFRICA — 6.9%
Aspen Pharmacare Holdings Ltd.	246,502	6,249,395
Capitec Bank Holdings Ltd.	114,190	1,948,544
Discovery Holdings Ltd.	369,636	2,726,895
Mr Price Group Ltd.	231,670	3,213,787
MTN Group Ltd.	157,790	2,885,228
Naspers Ltd. N Shares	110,343	13,308,688

		30,332,537
SOUTH KOREA — 12.3%
Cosmax, Inc.	21,010	1,180,890
Coway Co. Ltd.	71,410	4,568,902
Daewoo International Corp.	94,590	3,721,574
Hankook Tire Co. Ltd.(1)	41,010	2,389,529
Hotel Shilla Co. Ltd.	66,920	5,221,954
Hyundai Development Co-Engineering & Construction	45,270	1,240,419
Hyundai Motor Co.	12,200	2,800,000
NAVER Corp.	6,680	5,112,468
Orion Corp.(1)	3,990	3,337,771
Samsung Electronics Co. Ltd.	8,842	11,173,637
Seoul Semiconductor Co. Ltd.	139,420	6,001,264
SK Hynix, Inc.(1)	191,170	6,939,426
		53,687,834
TAIWAN — 12.9%
Chailease Holding Co. Ltd.	1,744,001	4,311,208
Eclat Textile Co. Ltd.	451,200	5,750,875
Ginko International Co. Ltd.	105,000	2,050,771
Hiwin Technologies Corp.	411,000	4,129,138
Hon Hai Precision Industry Co. Ltd.	1,817,000	5,032,885
MediaTek, Inc.	666,000	9,771,005
Merida Industry Co. Ltd.	542,000	3,650,551
Merry Electronics Co. Ltd.	470,000	2,611,104
Taiwan Semiconductor Manufacturing Co. Ltd.	5,297,939	18,981,926
		56,289,463
THAILAND — 2.8%
Kasikornbank PCL NVDR	447,800	2,340,227
Shin Corp. PCL NVDR	1,202,000	2,698,743
Siam Cement PCL NVDR	325,700	4,292,751
Thaicom PCL	2,403,400	3,020,365
		12,352,086
TURKEY — 1.9%
BIM Birlesik Magazalar AS	131,190	2,433,566
Pegasus Hava Tasimaciligi AS(1)	248,732	3,184,760
TAV Havalimanlari Holding AS	389,223	2,747,146
		8,365,472
TOTAL COMMON STOCKS (Cost $339,029,272)		433,724,730
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $224,787), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $220,641)		220,641
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75% - 4.50%, 5/15/23 - 8/15/39, valued at $538,265), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $529,540)		529,539
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $315,031), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $308,754)		308,753

SSgA U.S. Government Money Market Fund	29	29
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,058,962)		1,058,962
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $340,088,234)		434,783,692
OTHER ASSETS AND LIABILITIES — 0.4%		1,613,636
TOTAL NET ASSETS — 100.0%		$436,397,328

Market Sector Diversification
(as a % of net assets)
Information Technology	25.3%
Consumer Discretionary	19.9%
Financials	17.3%
Consumer Staples	10.2%
Energy	7.2%
Industrials	6.6%
Materials	5.7%
Telecommunication Services	3.0%
Utilities	2.3%
Health Care	1.9%
Cash and Equivalents*	0.6%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	38,011,295	395,713,435	—
Temporary Cash Investments	29	1,058,933	—
	38,011,324	396,772,368	—

3. Federal Tax Information

As of February 28, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$340,251,593
Gross tax appreciation of investments	$106,654,150
Gross tax depreciation of investments	(12,122,051)
Net tax appreciation (depreciation) of investments	$94,532,099

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Growth Fund

February 28, 2014

Global Growth - Schedule of Investments
FEBRUARY 28, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
AUSTRALIA — 0.6%
CSL Ltd.	61,143	3,939,299
AUSTRIA — 0.7%
Erste Group Bank AG	118,110	4,191,431
BRAZIL — 0.8%
Itau Unibanco Holding SA ADR	384,170	5,117,144
CANADA — 0.9%
Canadian Pacific Railway Ltd.	34,020	5,338,188
CHINA — 0.8%
ENN Energy Holdings Ltd.	684,000	4,838,781
DENMARK — 2.3%
Novo Nordisk A/S B Shares	150,720	7,184,046
Pandora A/S	97,437	6,603,332
		13,787,378
FRANCE — 4.0%
Accor SA	154,630	7,902,462
Carrefour SA	200,810	7,406,199
Rexel SA	181,261	4,577,311
Sanofi	43,481	4,521,069
		24,407,041
HONG KONG — 2.4%
BOC Hong Kong Holdings Ltd.	446,000	1,353,422
Hang Seng Bank Ltd.	276,200	4,477,255
Sands China Ltd.	1,062,000	8,881,304
		14,711,981
INDIA — 0.5%
Tata Motors Ltd. ADR	90,074	3,141,781
JAPAN — 6.0%
Daikin Industries Ltd.	101,800	5,838,721
Honda Motor Co., Ltd.	194,700	6,977,212
Keyence Corp.	13,800	5,921,647
Nidec Corp.	12,600	1,546,369
ORIX Corp.	394,900	5,820,478
Rakuten, Inc.	361,483	5,182,310
Unicharm Corp.	100,500	5,697,995
		36,984,732
NETHERLANDS — 2.6%
Akzo Nobel NV	58,480	4,844,005
ASML Holding NV	43,949	3,824,791
ASML Holding NV New York Shares	45,734	3,939,527
Koninklijke DSM NV	53,030	3,388,670

		15,996,993
PERU — 0.6%
Credicorp Ltd.	26,024	3,380,518
RUSSIA — 1.0%
Magnit OJSC GDR	64,080	3,588,480
Sberbank of Russia ADR	220,491	2,273,262
		5,861,742
SPAIN — 1.8%
Bankia SA(1)	2,319,460	4,869,560
Grifols SA	112,953	6,439,044
		11,308,604
SWEDEN — 2.1%
SKF AB B Shares	238,264	6,380,562
Svenska Cellulosa AB B Shares	217,231	6,596,566
		12,977,128
SWITZERLAND — 2.9%
Adecco SA	74,572	6,439,731
Roche Holding AG	36,241	11,183,408
		17,623,139
UNITED KINGDOM — 6.2%
Capita Group plc (The)	356,153	6,798,919
Compass Group plc	241,170	3,814,377
Johnson Matthey plc	108,600	5,932,150
Lloyds Banking Group plc(1)	6,493,021	8,973,400
Rio Tinto plc	75,387	4,333,167
Royal Bank of Scotland Group plc(1)	706,400	3,878,738
Whitbread plc	59,940	4,503,718
		38,234,469
UNITED STATES — 61.9%
Alexion Pharmaceuticals, Inc.(1)	22,534	3,984,011
Alliance Data Systems Corp.(1)	16,832	4,798,972
American Tower Corp.	101,730	8,287,943
B/E Aerospace, Inc.(1)	74,150	6,247,137
Berkshire Hathaway, Inc., Class B(1)	59,040	6,835,651
Biogen Idec, Inc.(1)	23,766	8,096,601
BorgWarner, Inc.	108,132	6,644,711
Celgene Corp.(1)	40,439	6,500,569
Cerner Corp.(1)	95,396	5,854,452
Charles Schwab Corp. (The)	263,834	6,994,239
Cognizant Technology Solutions Corp., Class A(1)	80,290	8,354,977
Colgate-Palmolive Co.	84,796	5,327,733
Continental Resources, Inc.(1)	53,904	6,442,606
Costco Wholesale Corp.	62,587	7,310,162
eBay, Inc.(1)	129,992	7,639,630
EQT Corp.	81,030	8,288,559
Equinix, Inc.(1)	30,989	5,886,670
Estee Lauder Cos., Inc. (The), Class A	97,715	6,726,701

Facebook, Inc., Class A(1)	227,021	15,541,858
FedEx Corp.	64,281	8,570,586
Fortune Brands Home & Security, Inc.	148,336	6,933,225
Gilead Sciences, Inc.(1)	98,300	8,138,257
Google, Inc., Class A(1)	17,235	20,951,728
Halliburton Co.	140,730	8,021,610
Harley-Davidson, Inc.	88,491	5,845,715
Harman International Industries, Inc.	51,475	5,390,977
Home Depot, Inc. (The)	130,224	10,682,275
Ingersoll-Rand plc	100,320	6,133,565
IntercontinentalExchange Group, Inc.	44,145	9,219,242
Liberty Global plc Class A(1)	79,150	6,850,432
MasterCard, Inc., Class A	101,990	7,926,663
McKesson Corp.	24,890	4,406,774
Michael Kors Holdings Ltd.(1)	92,583	9,075,911
Mondelez International, Inc. Class A	219,000	7,452,570
Monsanto Co.	89,481	9,844,700
Oceaneering International, Inc.	100,660	7,205,243
Pentair Ltd.	77,090	6,229,643
Precision Castparts Corp.	41,366	10,667,464
priceline.com, Inc.(1)	10,660	14,378,634
Realogy Holdings Corp.(1)	152,510	7,238,125
Schlumberger Ltd.	90,044	8,374,092
Starbucks Corp.	69,333	4,919,870
Towers Watson & Co., Class A	31,480	3,434,468
Tractor Supply Co.	89,923	6,344,967
Twenty-First Century Fox, Inc.	185,120	6,208,925
Union Pacific Corp.	46,356	8,361,695
United Rentals, Inc.(1)	85,012	7,509,960
Visa, Inc., Class A	35,463	8,012,510
WhiteWave Foods Co. (The) Class A(1)	137,379	3,887,826
Zoetis, Inc.	165,050	5,119,851
		379,100,685
TOTAL COMMON STOCKS (Cost $407,722,294)		600,941,034
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $2,247,774), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $2,206,322)		2,206,318
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75% - 4.50%, 5/15/23 - 8/15/39, valued at $5,382,423), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $5,295,172)		5,295,163
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $3,150,178), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $3,087,402)		3,087,397
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,588,878)		10,588,878
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $418,311,172)		611,529,912
OTHER ASSETS AND LIABILITIES — 0.2%		1,242,291
TOTAL NET ASSETS — 100.0%		$612,772,203

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	20.0%
Industrials	16.6%
Information Technology	16.1%
Financials	13.5%
Health Care	11.2%
Consumer Staples	7.7%
Energy	6.4%
Materials	5.8%
Utilities	0.8%
Cash and Equivalents*	1.9%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Domestic Common Stocks	379,100,685	—	—
Foreign Common Stocks	15,578,970	206,261,379	—
Temporary Cash Investments	—	10,588,878	—
	394,679,655	216,850,257	—

3. Federal Tax Information

As of February 28, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$419,398,654
Gross tax appreciation of investments	$196,047,443
Gross tax depreciation of investments	(3,916,185)
Net tax appreciation (depreciation) of investments	$192,131,258

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Discovery Fund

February 28, 2014

International Discovery - Schedule of Investments
FEBRUARY 28, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%
AUSTRALIA — 2.8%
Flight Centre Travel Group Ltd.	102,270	4,731,862
James Hardie Industries SE	720,050	9,316,777
Ramsay Health Care Ltd.	150,110	6,463,116
		20,511,755
BELGIUM — 1.6%
Ageas	264,560	12,140,152
CANADA — 6.2%
Africa Oil Corp.(1)	473,280	3,697,166
Agnico-Eagle Mines Ltd. New York Shares	230,880	7,415,866
Alimentation Couche Tard, Inc. B Shares	153,310	12,081,487
Capstone Mining Corp.(1)	1,961,650	5,102,097
Element Financial Corp.(1)	725,330	9,347,475
West Fraser Timber Co. Ltd.	164,240	8,312,119
		45,956,210
CHINA — 7.4%
China Gas Holdings Ltd.	4,982,000	7,819,131
China State Construction International Holdings Ltd.	2,054,000	3,520,137
Haier Electronics Group Co. Ltd.	3,165,000	9,359,742
Shenzhou International Group Holdings Ltd.	2,025,000	7,071,342
Sina Corp.(1)	55,390	3,784,799
SouFun Holdings Ltd. ADR	79,450	6,259,071
Vipshop Holdings Ltd. ADR(1)	52,610	6,908,745
Youku Tudou, Inc. ADR(1)	72,440	2,404,284
YY, Inc. ADR(1)	96,480	7,263,979
		54,391,230
DENMARK — 5.7%
GN Store Nord A/S	206,750	5,112,822
Jyske Bank A/S(1)	99,770	5,997,457
Pandora A/S	326,070	22,097,854
Vestas Wind Systems A/S(1)	241,590	8,731,469
		41,939,602
FRANCE — 8.4%
Gaztransport Et Technigaz(1)	57,370	3,721,828
Iliad SA	42,340	10,326,687
JCDecaux SA	191,740	8,466,435
Peugeot SA(1)	402,400	7,137,312
Valeo SA	103,840	14,540,868
Zodiac Aerospace	506,150	17,874,679
		62,067,809
GERMANY — 9.2%

Aareal Bank AG(1)	120,160	5,290,835
Duerr AG	55,260	4,625,340
GEA Group AG	156,150	7,573,861
Leoni AG	79,420	6,018,328
Morphosys AG(1)	37,160	3,450,923
OSRAM Licht AG(1)	159,360	10,834,359
Sky Deutschland AG(1)	324,250	3,396,999
Stada Arzneimittel AG	69,900	3,593,992
United Internet AG	301,740	14,042,022
Wirecard AG	202,472	9,499,259
		68,325,918
HONG KONG — 2.6%
Techtronic Industries Co.	2,171,000	5,762,813
Xinyi Glass Holdings Ltd.	8,628,000	7,671,260
Xinyi Solar Holdings Ltd.(1)	20,834,000	5,879,282
		19,313,355
IRELAND — 3.2%
Bank of Ireland(1)	19,331,430	10,379,757
Smurfit Kappa Group plc	473,580	13,197,852
		23,577,609
ITALY — 1.3%
Banca Generali SpA	295,930	9,660,370
JAPAN — 11.0%
Daifuku Co. Ltd.	458,500	6,140,665
Dwango Co. Ltd.	218,300	6,089,748
Ebara Corp.	1,066,000	7,206,525
Jafco Co. Ltd.	112,200	5,832,151
Japan Airport Terminal Co. Ltd.	270,000	6,253,218
JGC Corp.	134,000	4,954,721
M3, Inc.	1,690	5,621,156
Mabuchi Motor Co. Ltd.	103,000	6,872,064
Mazda Motor Corp.(1)	1,511,000	7,260,283
NTN Corp.(1)	1,434,000	5,424,880
Ono Pharmaceutical Co. Ltd.	66,200	6,550,398
Rinnai Corp.	71,800	6,025,076
Tokyo Tatemono Co. Ltd.	157,000	1,274,266
Yaskawa Electric Corp.	412,000	6,121,097
		81,626,248
NETHERLANDS — 1.3%
Reed Elsevier NV	448,820	9,837,762
NORWAY — 0.5%
REC Silicon ASA(1)	5,262,020	3,915,392
SINGAPORE — 1.1%
Ezion Holdings Ltd.	4,633,400	8,223,997
SOUTH KOREA — 1.9%
Daewoo International Corp.	94,050	3,700,328

Seoul Semiconductor Co. Ltd.	241,130	10,379,319
		14,079,647
SPAIN — 3.1%
Bankinter SA	1,533,630	12,432,378
Grifols SA	185,390	10,568,417
		23,000,795
SWEDEN — 1.5%
Trelleborg AB B Shares	549,300	10,828,963
SWITZERLAND — 7.4%
AMS AG	28,530	3,646,131
Baloise Holding AG	55,230	7,121,185
Cembra Money Bank AG(1)	72,990	4,933,775
Clariant AG	313,040	6,413,850
Lindt & Spruengli AG	1,960	9,658,488
Lonza Group AG	128,320	13,568,800
OC Oerlikon Corp. AG	543,630	9,302,594
		54,644,823
TAIWAN — 3.8%
Catcher Technology Co. Ltd.	1,004,000	7,278,600
Eclat Textile Co. Ltd.	331,020	4,219,093
Hermes Microvision, Inc.	153,041	5,717,453
Hiwin Technologies Corp.	372,000	3,737,322
St. Shine Optical Co. Ltd.	253,000	7,027,671
		27,980,139
UNITED KINGDOM — 18.0%
Ashtead Group plc	1,437,080	21,080,623
Babcock International Group plc	389,210	9,587,272
Countrywide plc	659,500	6,780,810
Genel Energy plc(1)	394,700	7,250,570
GKN plc	962,050	6,535,834
Hays plc	3,060,620	7,328,985
Henderson Group plc	538,270	2,297,568
London Stock Exchange Group plc	418,140	14,192,988
Merlin Entertainments plc(1)(2)	1,064,510	6,470,752
Persimmon plc	312,100	7,557,192
St. James's Place plc	1,381,520	20,242,475
Taylor Wimpey plc	4,752,280	9,947,419
Travis Perkins plc	345,410	11,307,850
Weir Group plc (The)	64,830	2,786,764
		133,367,102
TOTAL COMMON STOCKS (Cost $549,454,545)		725,388,878
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $3,683,822), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $3,615,886)		3,615,880

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75% - 4.50%, 5/15/23 - 8/15/39, valued at $8,821,121), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $8,678,127)		8,678,113
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $5,162,750), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $5,059,868)		5,059,860
SSgA U.S. Government Money Market Fund	8	8
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,353,861)		17,353,861
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $566,808,406)		742,742,739
OTHER ASSETS AND LIABILITIES — (0.4)%		(2,621,671)
TOTAL NET ASSETS — 100.0%		$740,121,068

Market Sector Diversification
(as a % of net assets)
Industrials	23.4%
Consumer Discretionary	21.7%
Financials	17.3%
Information Technology	12.4%
Health Care	8.4%
Materials	6.8%
Consumer Staples	2.9%
Energy	2.6%
Telecommunication Services	1.4%
Utilities	1.1%
Cash and Equivalents*	2.0%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $6,470,752 which represented 0.9% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	34,036,744	691,352,134	—
Temporary Cash Investments	8	17,353,853	—
	34,036,752	708,705,987	—

3. Federal Tax Information

As of February 28, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$568,094,863
Gross tax appreciation of investments	$176,265,184
Gross tax depreciation of investments	(1,617,308)
Net tax appreciation (depreciation) of investments	$174,647,876

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Growth Fund

February 28, 2014

International Growth - Schedule of Investments
FEBRUARY 28, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
AUSTRALIA — 3.3%
BHP Billiton Ltd.	550,229	18,844,451
Commonwealth Bank of Australia	268,155	17,865,243
CSL Ltd.	368,198	23,722,129
James Hardie Industries SE	604,230	7,818,174
		68,249,997
AUSTRIA — 0.6%
Erste Group Bank AG	343,821	12,201,355
BELGIUM — 0.9%
Anheuser-Busch InBev NV	186,469	19,548,256
BRAZIL — 0.5%
Itau Unibanco Holding SA Preference Shares	828,200	11,030,893
CANADA — 0.7%
Canadian Pacific Railway Ltd.	87,188	13,680,949
CHINA — 2.8%
Baidu, Inc. ADR(1)	60,060	10,266,056
ENN Energy Holdings Ltd.	936,000	6,621,489
Haier Electronics Group Co. Ltd.	3,983,000	11,778,785
Tencent Holdings Ltd.	328,400	26,342,076
Vipshop Holdings Ltd. ADR(1)	17,740	2,329,617
		57,338,023
DENMARK — 3.2%
Coloplast A/S B Shares	91,810	7,733,335
GN Store Nord A/S	421,140	10,414,578
Novo Nordisk A/S B Shares	596,980	28,454,961
Pandora A/S	296,610	20,101,342
		66,704,216
FINLAND — 0.7%
Sampo A Shares	271,720	13,768,277

FRANCE — 12.7%
Accor SA	448,830	22,937,736
Airbus Group NV	337,175	24,847,854
AXA SA	596,640	15,597,893
BNP Paribas SA	452,410	37,130,492
Carrefour SA	499,176	18,410,422
Cie de St-Gobain	170,270	10,223,533
Cie Generale d'Optique Essilor International SA	71,168	7,432,325
Iliad SA	28,590	6,973,074
L'Oreal SA	83,926	14,219,739
Publicis Groupe SA	269,610	25,603,423

Schneider Electric SA	180,184	16,103,845
Total SA	336,530	21,846,022
Valeo SA	145,810	20,417,989
Vinci SA	73,550	5,495,337
Zodiac Aerospace	496,650	17,539,187
		264,778,871
GERMANY — 8.8%
adidas AG	122,284	14,245,762
BASF SE	145,450	16,747,790
Bayer AG	256,310	36,404,454
Continental AG	132,091	32,153,059
Daimler AG	291,450	27,162,522
Henkel AG & Co. KGaA Preference Shares	145,808	16,271,777
Siemens AG	118,250	15,793,217
Sky Deutschland AG(1)	1,753,772	18,373,357
Wirecard AG	140,037	6,570,033
		183,721,971
GREECE — 0.3%
Alpha Bank AE(1)	6,506,340	6,582,856
HONG KONG — 1.7%
AIA Group Ltd.	3,062,600	14,976,474
Sands China Ltd.	2,418,800	20,227,963
		35,204,437
INDIA — 1.7%
Tata Consultancy Services Ltd.	531,440	19,513,142
Tata Motors Ltd. ADR	460,160	16,050,381
		35,563,523
INDONESIA — 0.3%
PT Bank Mandiri (Persero) Tbk	8,145,400	6,384,972
IRELAND — 0.7%
Bank of Ireland(1)	26,858,516	14,421,327
ITALY — 1.6%
Luxottica Group SpA	257,772	14,299,714
UniCredit SpA	2,363,040	18,803,729
		33,103,443
JAPAN — 16.1%
Bridgestone Corp.	433,900	15,634,384
Daikin Industries Ltd.	371,700	21,318,786
FANUC Corp.	114,900	19,932,785
Fuji Heavy Industries Ltd.	508,900	13,766,353
Honda Motor Co., Ltd.	655,000	23,472,389
Japan Tobacco, Inc.	629,429	19,989,334
KDDI Corp.	218,706	13,326,087
Keyence Corp.	40,300	17,292,925
Komatsu Ltd.	626,900	13,126,893
Mitsubishi Estate Co. Ltd.	670,000	15,820,084
Mizuho Financial Group, Inc.	7,210,500	14,807,846

Murata Manufacturing Co. Ltd.	177,700	16,921,398
Nidec Corp.	244,300	29,982,382
Omron Corp.	281,900	11,841,628
Oriental Land Co. Ltd.	54,900	8,237,428
ORIX Corp.	1,477,700	21,779,994
Panasonic Corp.	683,600	8,571,029
Rakuten, Inc.	1,312,404	18,814,950
Seven & I Holdings Co. Ltd.	282,300	10,576,888
Sony Corp.	566,200	9,903,076
Unicharm Corp.	173,000	9,808,490
		334,925,129
MEXICO — 0.8%
Cemex SAB de CV ADR(1)	1,283,340	16,786,087
NETHERLANDS — 4.4%
Akzo Nobel NV	334,626	27,717,682
ASML Holding NV	254,345	22,135,121
ING Groep NV CVA(1)	1,823,824	26,609,181
Koninklijke Boskalis Westminster NV	207,830	10,403,262
Koninklijke DSM NV	78,226	4,998,720
		91,863,966
NORWAY — 0.6%
Schibsted ASA	83,190	5,481,780
Statoil ASA	232,480	6,135,427
		11,617,207
RUSSIA — 0.9%
Magnit OJSC GDR	189,527	10,613,512
Yandex NV A Shares(1)	192,181	7,206,787
		17,820,299
SPAIN — 2.8%
Amadeus IT Holding SA A Shares	240,780	10,590,292
Banco Popular Espanol SA	3,018,558	21,765,883
Bankia SA(1)	6,089,173	12,783,834
Inditex SA	84,279	12,133,254
		57,273,263
SWEDEN — 2.9%
Skandinaviska Enskilda Banken AB A Shares	914,900	12,863,808
SKF AB B Shares	350,664	9,390,564
Svenska Cellulosa AB B Shares	741,388	22,513,431
Telefonaktiebolaget LM Ericsson B Shares	1,185,086	15,359,642
		60,127,445
SWITZERLAND — 9.0%
Adecco SA	232,741	20,098,555
Givaudan SA	5,210	8,174,872
Nestle SA	540,380	40,920,191
Novartis AG	396,992	33,154,136
Roche Holding AG	171,091	52,796,018
Sika AG	3,841	14,167,372

UBS AG	846,824	18,168,924
		187,480,068
TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	973,929	17,598,897
TURKEY — 0.2%
BIM Birlesik Magazalar AS	252,611	4,685,918
UNITED KINGDOM — 20.5%
ARM Holdings plc	338,620	5,727,068
Ashtead Group plc	1,624,058	23,823,415
Associated British Foods plc	594,779	29,859,714
BG Group plc	819,085	14,929,862
BT Group plc	3,268,930	22,432,411
Burberry Group plc	568,785	14,677,401
Capita Group plc (The)	1,127,207	21,518,248
Carnival plc	121,070	4,993,434
Compass Group plc	883,411	13,972,147
HSBC Holdings plc	1,844,700	19,451,712
International Consolidated Airlines Group SA(1)	2,028,080	14,841,059
ITV plc	4,228,816	14,297,282
Johnson Matthey plc	337,728	18,448,005
Lloyds Banking Group plc(1)	18,918,510	26,145,512
Next plc	129,650	14,622,058
Reckitt Benckiser Group plc	317,680	26,141,073
Rio Tinto plc	544,468	31,295,456
Rolls-Royce Holdings plc	528,553	8,842,039
Royal Bank of Scotland Group plc(1)	755,750	4,149,712
Shire plc	300,140	16,686,311
Smith & Nephew plc	664,480	10,587,394
St. James's Place plc	1,363,490	19,978,294
Travis Perkins plc	527,580	17,271,636
Whitbread plc	426,623	32,055,217
		426,746,460
TOTAL COMMON STOCKS (Cost $1,556,691,711)		2,069,208,105
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $440,552), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $432,428)		432,427
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75% - 4.50%, 5/15/23 - 8/15/39, valued at $1,054,927), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $1,037,827)		1,037,825
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $617,419), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $605,115)		605,114
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,075,366)		2,075,366
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,558,767,077)		2,071,283,471
OTHER ASSETS AND LIABILITIES — 0.4%		8,932,363
TOTAL NET ASSETS — 100.0%		$2,080,215,834

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	22.0%
Financials	18.5%
Industrials	15.1%
Health Care	10.9%
Consumer Staples	10.7%
Materials	9.0%
Information Technology	9.0%
Energy	2.0%
Telecommunication Services	2.0%
Utilities	0.3%
Cash and Equivalents*	0.5%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	70,237,825	1,998,970,280	—
Temporary Cash Investments	—	2,075,366	—
	70,237,825	2,001,045,646	—

3. Federal Tax Information

As of February 28, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,570,387,012
Gross tax appreciation of investments	$511,140,313
Gross tax depreciation of investments	(10,243,854)
Net tax appreciation (depreciation) of investments	$500,896,459

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Opportunities Fund

February 28, 2014

International Opportunities - Schedule of Investments
FEBRUARY 28, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
AUSTRALIA — 0.6%
G8 Education Ltd.	274,550	1,016,728
CAMBODIA — 0.5%
NagaCorp Ltd.	854,000	852,839
CANADA — 7.7%
Africa Oil Corp.(1)	103,450	818,836
ATS Automation Tooling Systems, Inc.(1)	88,730	1,203,580
Capstone Mining Corp.(1)	284,510	739,988
CCL Industries, Inc. Class B	21,370	1,752,560
Element Financial Corp.(1)	186,450	2,402,819
FirstService Corp.	19,620	897,101
Raging River Exploration, Inc.(1)	230,590	1,561,840
Stantec, Inc.	25,100	1,538,007
West Fraser Timber Co. Ltd.	31,980	1,618,495
		12,533,226
CHINA — 3.5%
58.Com, Inc. ADR(1)	12,160	575,046
CIMC Enric Holdings Ltd.	606,000	932,362
Ju Teng International Holdings Ltd.	1,296,000	988,631
Minth Group Ltd.	775,658	1,553,205
YY, Inc. ADR(1)	21,470	1,616,476
		5,665,720
DENMARK — 5.5%
Jyske Bank A/S(1)	41,050	2,467,632
Pandora A/S	9,260	627,553
Royal UNIBREW A/S	20,290	3,058,605
SimCorp A/S	21,440	842,689
Vestas Wind Systems A/S(1)	54,380	1,965,385
		8,961,864
FINLAND — 2.1%
Cramo Oyj	81,050	1,734,037
Sanitec Corp.(1)	140,700	1,755,554
		3,489,591
FRANCE — 5.5%
Criteo SA ADR(1)	26,820	1,434,065
Eurofins Scientific	5,650	1,651,764
Gaztransport Et Technigaz(1)	12,710	824,550
Havas SA	96,210	812,994
Ingenico	13,120	1,267,849
Plastic Omnium SA	85,600	2,965,067
		8,956,289

GERMANY — 10.0%
Aareal Bank AG(1)	91,960	4,049,144
Aurelius AG	43,830	1,731,167
DMG MORI SEIKI AG	68,140	2,228,131
Jungheinrich AG Preference Shares	15,920	1,174,970
Morphosys AG(1)	10,490	974,171
NORMA Group	44,220	2,536,083
Wirecard AG	77,480	3,635,083
		16,328,749
GREECE — 1.0%
Hellenic Exchanges - Athens Stock Exchange SA Holding	145,000	1,679,204
HONG KONG — 7.0%
21Vianet Group, Inc. ADR(1)	52,900	1,374,871
Hilong Holding Ltd.	1,823,000	1,338,964
Man Wah Holdings Ltd.	894,400	1,555,869
Melco International Development Ltd.	235,000	840,308
Pacific Basin Shipping Ltd.	1,811,000	1,131,795
Paradise Entertainment Ltd.(1)	1,596,000	1,283,290
Techtronic Industries Co.	543,500	1,442,694
Xinyi Glass Holdings Ltd.	1,440,000	1,280,322
Xinyi Solar Holdings Ltd.(1)	4,376,000	1,234,892
		11,483,005
INDIA — 2.2%
Apollo Tyres Ltd.	421,870	896,082
Bharat Forge Ltd.	263,860	1,629,010
WNS Holdings Ltd. ADR(1)	50,710	1,008,622
		3,533,714
ISRAEL — 0.6%
Caesarstone Sdot-Yam Ltd.	15,505	916,656
ITALY — 4.4%
Banca Generali SpA	107,910	3,522,625
Ei Towers SpA	29,830	1,636,681
Interpump Group SpA	152,030	2,125,751
		7,285,057
JAPAN — 13.2%
Aica Kogyo Co. Ltd.	69,300	1,423,861
Aida Engineering Ltd.	107,300	1,114,435
Calbee, Inc.	32,100	779,396
Daifuku Co. Ltd.	127,000	1,700,904
Dwango Co. Ltd.	30,200	842,466
F@N Communications, Inc.	25,500	1,033,581
Fujitsu General Ltd.	112,000	1,144,542
Japan Aviation Electronics Industry Ltd.	102,000	1,633,684
Kureha Corp.	299,000	1,430,805
M3, Inc.	310	1,031,100
NTN Corp.(1)	386,000	1,460,253
Pigeon Corp.	23,700	1,066,581

Sanwa Holdings Corp.	160,000	1,122,531
Seiko Epson Corp.	52,700	1,584,573
Seria Co. Ltd.	19,000	787,855
Ship Healthcare Holdings, Inc.	20,800	742,930
Tadano Ltd.	91,000	1,179,414
Yaskawa Electric Corp.	101,000	1,500,560
		21,579,471
MALAYSIA — 0.2%
Malaysia Airports Holdings Bhd	158,700	405,892
PORTUGAL — 1.3%
Sonae	1,149,660	2,070,873
RUSSIA — 0.4%
QIWI plc ADR	13,540	631,370
SINGAPORE — 1.8%
Ezion Holdings Ltd.	1,173,200	2,082,357
OSIM International Ltd.	447,000	853,343
		2,935,700
SOUTH KOREA — 3.9%
Cosmax, Inc.	12,920	726,183
Hotel Shilla Co. Ltd.	26,890	2,098,302
Kolao Holdings	35,063	837,570
Samchuly Bicycle Co. Ltd.	49,610	834,191
Seoul Semiconductor Co. Ltd.	43,170	1,858,231
		6,354,477
SPAIN — 1.4%
Melia Hotels International SA	178,914	2,271,987
SWEDEN — 6.0%
AarhusKarlshamn AB	31,200	2,092,441
Avanza Bank Holding AB	27,180	1,072,507
Cloetta AB B Shares(1)	222,660	798,730
Haldex AB	138,150	1,395,150
Hexpol AB	18,700	1,685,775
Indutrade AB	27,420	1,308,637
Intrum Justitia AB	26,700	778,723
Seamless Distribution AB(1)	113,720	776,857
		9,908,820
SWITZERLAND — 2.7%
AMS AG	6,310	806,417
Cembra Money Bank AG(1)	24,550	1,659,463
Leonteq AG	7,080	1,098,829
Tecan Group AG	6,700	804,457
		4,369,166
TAIWAN — 4.1%
AirTAC International Group	163,210	1,670,793
Eclat Textile Co. Ltd.	98,460	1,254,945
Everlight Electronics Co. Ltd.	593,000	1,415,774
Makalot Industrial Co. Ltd.	224,000	1,233,067

Teco Electric and Machinery Co. Ltd.	1,061,000	1,217,653
		6,792,232
UNITED KINGDOM — 13.9%
Bellway plc	144,900	4,066,687
Blinkx plc(1)	67,857	114,482
Bodycote plc	112,800	1,428,004
Clinigen Healthcare Ltd.(1)	48,921	446,468
Close Brothers Group plc	127,050	3,118,940
Countrywide plc	259,030	2,663,280
Dixons Retail plc(1)	2,570,740	2,212,685
Fenner plc	109,810	780,765
Grafton Group plc	149,740	1,654,932
Howden Joinery Group plc	239,856	1,524,668
Keller Group plc	62,700	1,333,428
Regus plc	493,210	1,926,011
Restaurant Group plc (The)	125,470	1,407,710
		22,678,060
TOTAL COMMON STOCKS (Cost $126,528,445)		162,700,690
EXCHANGE-TRADED FUNDS — 0.5%
Market Vectors Junior Gold Miners ETF(1) (Cost $814,832)	19,540	807,784
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $374,414), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $367,509)		367,508
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75% - 4.50%, 5/15/23 - 8/15/39, valued at $896,555), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $882,021)		882,020
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $524,728), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $514,272)		514,271
SSgA U.S. Government Money Market Fund	166	166
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,763,965)		1,763,965
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $129,107,242)		165,272,439
OTHER ASSETS AND LIABILITIES — (1.1)%		(1,745,093)
TOTAL NET ASSETS — 100.0%		$163,527,346

Market Sector Diversification
(as a % of net assets)
Industrials	24.9%
Consumer Discretionary	22.7%
Information Technology	17.1%
Financials	16.0%
Consumer Staples	6.6%
Materials	5.1%
Energy	3.6%
Health Care	3.5%
Exchange-Traded Funds	0.5%
Cash and Equivalents*	—
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	7,557,106	155,143,584	—
Exchange-Traded Funds	807,784	—	—
Temporary Cash Investments	166	1,763,799	—
	8,365,056	156,907,383	—

3. Federal Tax Information

As of February 28, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$129,395,515
Gross tax appreciation of investments	$36,805,116
Gross tax depreciation of investments	(928,192)
Net tax appreciation (depreciation) of investments	$35,876,924

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Value Fund

February 28, 2014

International Value - Schedule of Investments
FEBRUARY 28, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.7%
AUSTRALIA — 6.9%
Australia & New Zealand Banking Group Ltd.	14,522	416,493
Commonwealth Bank of Australia	4,610	307,131
Insurance Australia Group Ltd.	85,051	412,111
National Australia Bank Ltd.	15,005	465,158
Seven Group Holdings Ltd.	9,888	72,177
Telstra Corp. Ltd.	75,447	339,992
Westpac Banking Corp.	18,337	547,670
		2,560,732
AUSTRIA — 1.0%
OMV AG	7,881	358,653
BELGIUM — 1.8%
Bekaert SA	4,455	173,316
Delhaize Group SA	3,396	244,266
KBC Groep NV	3,929	249,359
		666,941

DENMARK — 1.1%
AP Moeller - Maersk A/S B Shares	11	134,486
Tryg A/S	931	89,889
Vestas Wind Systems A/S(1)	4,711	170,263
		394,638
FINLAND — 0.4%
UPM-Kymmene Oyj	7,917	143,810
FRANCE — 10.0%
BNP Paribas SA	5,230	429,240
Bouygues SA	10,373	418,225
Cie Generale des Etablissements Michelin Class B	442	54,036
GDF Suez	18,506	474,860
Interparfums SA	2,420	108,594
Metropole Television SA	9,525	221,533
Orange SA	7,598	95,111
Sanofi	2,945	306,215
Suez Environnement Co.	16,147	322,726
Technicolor SA(1)	11,700	78,826
Total SA	15,330	995,155
Vinci SA	2,765	206,589
		3,711,110
GERMANY — 9.3%
Allianz SE	4,000	716,100
BASF SE	3,564	410,376

Daimler AG	1,312	122,276
Deutsche Telekom AG	34,733	589,446
E.ON AG	5,753	109,743
Hannover Rueck SE	4,831	411,430
Metro AG(1)	2,703	112,096
ProSiebenSat.1 Media AG	8,516	406,123
RWE AG	8,793	352,154
Siemens AG	1,779	237,599
		3,467,343
HONG KONG — 3.2%
BOC Hong Kong Holdings Ltd.	110,500	335,321
Dah Sing Banking Group Ltd.	26,400	43,543
FIH Mobile Ltd.(1)	120,000	64,635
Hang Seng Bank Ltd.	12,600	204,249
Link Real Estate Investment Trust (The)	67,000	311,234
Wharf Holdings Ltd.	33,000	230,261
		1,189,243
IRELAND — 0.6%
Smurfit Kappa Group plc	8,259	230,164
ISRAEL — 0.8%
Bank Hapoalim BM	54,045	294,889
ITALY — 2.1%
A2A SpA	30,251	39,271
Enel SpA	49,460	253,963
ENI SpA	18,689	450,922
Prysmian SpA	1,573	40,688
		784,844
JAPAN — 19.6%
Aeon Co. Ltd.	25,200	308,036
Aisin Seiki Co. Ltd.	3,900	135,276
Asahi Kasei Corp.	53,000	376,525
Bridgestone Corp.	7,100	255,829
Central Japan Railway Co.	3,300	383,762
Daikyo, Inc.	12,000	26,412
DIC Corp.	57,000	156,264
FamilyMart Co. Ltd.	5,100	227,012
Fuji Heavy Industries Ltd.	13,500	365,191
FUJIFILM Holdings Corp.	6,200	178,135
Fukuoka Financial Group, Inc.	68,000	273,951
Hino Motors Ltd.	14,000	206,485
Japan Airlines Co. Ltd.	7,300	362,956
JGC Corp.	3,000	110,927
KDDI Corp.	4,300	262,005
Konica Minolta Holdings, Inc.	27,500	279,134
Mitsubishi Motors Corp.(1)	8,600	95,152
Mitsubishi UFJ Financial Group, Inc.	12,100	69,792
Nippon Telegraph & Telephone Corp.	8,800	492,962

NTT Data Corp.	4,000	165,275
Panasonic Corp.	6,100	76,482
Resorttrust, Inc.	2,200	36,555
Seiko Epson Corp.	11,700	351,793
Seven Bank Ltd.	35,200	128,667
Shiseido Co. Ltd.	16,600	293,929
Showa Shell Sekiyu KK	24,800	243,443
SKY Perfect JSAT Holdings, Inc.	37,900	193,652
Sony Corp.	6,400	111,939
Sumitomo Chemical Co. Ltd.	21,000	85,841
Sumitomo Mitsui Financial Group, Inc.	7,700	343,500
Sumitomo Mitsui Trust Holdings, Inc.	69,000	323,406
T&D Holdings, Inc.	15,400	188,547
Tosoh Corp.	20,000	77,233
Toyota Motor Corp.	400	22,950
TS Tech Co. Ltd.	1,900	61,983
		7,271,001
NETHERLANDS — 1.7%
ING Groep NV CVA(1)	38,402	560,276
Koninklijke Ahold NV	4,505	84,040
		644,316
NEW ZEALAND — 0.6%
Telecom Corp. of New Zealand Ltd.	105,037	220,158
NORWAY — 1.8%
Statoil ASA	9,939	262,302
TGS Nopec Geophysical Co. ASA	4,373	138,068
Yara International ASA	6,422	260,432
		660,802
PORTUGAL — 0.6%
EDP - Energias de Portugal SA	51,908	224,977
SINGAPORE — 0.9%
Singapore Post Ltd.	192,000	199,929
United Overseas Bank Ltd.	9,000	146,468
		346,397
SPAIN — 3.8%
Banco Santander SA	69,558	630,408
CaixaBank SA	21,000	132,467
Endesa SA	11,600	381,554
Gas Natural SDG SA	2,547	65,373
Mapfre SA	48,246	199,782
		1,409,584
SWEDEN — 2.9%
Industrivarden AB C Shares	6,864	132,748
Intrum Justitia AB	11,100	323,739
Investor AB B Shares	3,593	128,048
Nordea Bank AB	10,746	153,942
Skandinaviska Enskilda Banken AB A Shares	14,021	197,140

Swedbank AB A Shares	4,954	139,851
		1,075,468
SWITZERLAND — 3.7%
Nestle SA	1,241	93,974
Novartis AG	1,790	149,489
Roche Holding AG	1,073	331,111
Swiss Life Holding AG	243	60,481
Swiss Reinsurance Co.	2,003	187,205
Zurich Financial Services AG	1,800	551,563
		1,373,823
UNITED KINGDOM — 24.4%
Afren plc(1)	36,651	99,917
Antofagasta plc	28,555	430,590
AstraZeneca plc	12,988	888,232
Berendsen plc	9,784	171,538
BP plc	66,334	560,286
BT Group plc	62,114	426,246
Catlin Group Ltd.	17,965	159,742
Centrica plc	76,543	408,879
Dixons Retail plc(1)	301,840	259,799
Evraz plc(1)	65,000	76,246
GlaxoSmithKline plc	40,480	1,133,040
Halfords Group plc	5,173	40,809
HSBC Holdings plc	135,305	1,426,744
Lloyds Banking Group plc(1)	293,261	405,289
Marks & Spencer Group plc	33,712	284,238
Mondi plc	7,649	140,383
Pace plc	8,414	58,543
Rio Tinto plc	3,981	228,824
Royal Dutch Shell plc B Shares	23,425	912,797
Soco International plc	28,000	222,621
Standard Chartered plc	10,682	226,278
Vedanta Resources plc	8,475	119,921
Vodafone Group plc	90,575	377,664
		9,058,626
UNITED STATES — 0.5%
Verizon Communications, Inc.	4,367	207,083
TOTAL COMMON STOCKS (Cost $30,454,321)		36,294,602
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI EAFE Value Index (Cost $154,362)	2,807	162,132
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $96,562), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $94,781)		94,781
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75% - 4.50%, 5/15/23 - 8/15/39, valued at $231,223), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $227,474)		227,474

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $135,328), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $132,631)		132,631
SSgA U.S. Government Money Market Fund	10	10
TOTAL TEMPORARY CASH INVESTMENTS (Cost $454,896)		454,896
TOTAL INVESTMENT SECURITIES — 99.3% Cost $31,063,579)		36,911,630
OTHER ASSETS AND LIABILITIES — 0.7%		252,190
TOTAL NET ASSETS — 100.0%		$37,163,820

Market Sector Diversification
(as a % of net assets)
Financials	32.8%
Energy	11.6%
Industrials	8.8%
Telecommunication Services	8.0%
Consumer Discretionary	7.7%
Health Care	7.5%
Materials	7.3%
Utilities	7.2%
Consumer Staples	3.8%
Information Technology	3.0%
Exchange-Traded Funds	0.4%
Cash and Equivalents*	1.9%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	—	36,294,602	—
Exchange-Traded Funds	162,132	—	—
Temporary Cash Investments	10	454,886	—
	162,142	36,749,488	—

3. Federal Tax Information

As of February 28, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$31,070,147
Gross tax appreciation of investments	$6,277,038
Gross tax depreciation of investments	(435,555)
Net tax appreciation (depreciation) of investments	$5,841,483

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Emerging Markets Fund

February 28, 2014

NT Emerging Markets - Schedule of Investments
FEBRUARY 28, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.7%
BRAZIL — 8.1%
Anhanguera Educacional Participacoes SA	407,500	2,281,896
BRF SA ADR	76,870	1,403,646
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	84,870	3,609,521
Cielo SA	103,000	2,789,423
Hypermarcas SA	251,200	1,556,642
Itau Unibanco Holding SA ADR	630,434	8,397,381
Ultrapar Participacoes SA	150,100	3,338,401
		23,376,910
CANADA — 0.7%
Pacific Rubiales Energy Corp.	140,880	1,940,233
CHILE — 0.5%
SACI Falabella	181,428	1,493,048
CHINA — 20.7%
Anhui Conch Cement Co. Ltd. H Shares	212,500	774,913
Brilliance China Automotive Holdings Ltd.	2,182,000	3,323,378
China Oilfield Services Ltd. H Shares	1,964,000	5,327,226
China Overseas Land & Investment Ltd.	1,222,000	3,283,105
CIMC Enric Holdings Ltd.	1,376,000	2,117,046
CNOOC Ltd.	1,374,000	2,252,067
ENN Energy Holdings Ltd.	658,000	4,654,851
Great Wall Motor Co. Ltd. H Shares	792,500	3,615,014
Haier Electronics Group Co. Ltd.	1,483,000	4,385,623
Hengan International Group Co. Ltd.	311,500	3,381,703
Industrial & Commercial Bank of China Ltd. H Shares	5,682,095	3,404,622
Ping An Insurance Group Co. H Shares	618,000	5,020,894
Shenzhou International Group Holdings Ltd.	975,000	3,404,720
Tencent Holdings Ltd.	188,600	15,128,245
		60,073,407
COLOMBIA — 1.0%
Cemex Latam Holdings SA(1)	368,614	2,936,661
HONG KONG — 2.2%
Xinyi Glass Holdings Ltd.	4,870,000	4,329,976
Xinyi Solar Holdings Ltd.(1)	7,118,000	2,008,675
		6,338,651
INDIA — 4.4%
HCL Technologies Ltd.	215,000	5,465,364
HDFC Bank Ltd.	198,882	2,148,618
Tata Global Beverages Ltd.	663,134	1,494,673
Tata Motors Ltd.	560,896	3,773,243
		12,881,898

INDONESIA — 2.4%
PT Bank Rakyat Indonesia (Persero) Tbk	3,810,500	3,044,395
PT Matahari Department Store Tbk(1)	1,868,300	2,253,097
PT Semen Gresik (Persero) Tbk	1,301,700	1,681,928
		6,979,420
MALAYSIA — 2.0%
Axiata Group Bhd	1,367,200	2,733,148
Sapurakencana Petroleum Bhd(1)	2,336,300	3,158,800
		5,891,948
MEXICO — 7.2%
Alfa SAB de CV, Series A	600,384	1,447,450
Alsea SAB de CV	533,419	1,653,264
Cemex SAB de CV ADR(1)	350,959	4,590,544
Gruma SAB de CV B Shares(1)	412,130	3,241,844
Grupo Financiero Banorte SAB de CV	494,214	3,199,538
Grupo Mexico SAB de CV	813,170	2,489,656
Infraestructura Energetica Nova SAB de CV	397,690	1,742,419
Promotora y Operadora de Infraestructura SAB de CV(1)	186,771	2,415,491
		20,780,206
PANAMA — 0.5%
Copa Holdings SA Class A	10,513	1,424,091
PERU — 1.0%
Credicorp Ltd.	21,664	2,814,154
PHILIPPINES — 1.8%
SM Investments Corp.	138,885	2,159,431
Universal Robina Corp.	1,011,800	3,173,563
		5,332,994
POLAND — 2.1%
Alior Bank SA(1)	72,080	2,323,310
Powszechny Zaklad Ubezpieczen SA	24,668	3,608,883
		5,932,193
RUSSIA — 6.3%
Magnit OJSC GDR	52,412	2,935,072
Mail.ru Group Ltd. GDR	66,267	2,809,721
MMC Norilsk Nickel OJSC ADR	52,410	877,343
NovaTek OAO GDR	33,819	4,281,485
Sberbank of Russia(1)	1,902,370	4,813,251
Yandex NV A Shares(1)	69,925	2,622,188
		18,339,060
SOUTH AFRICA — 6.8%
Aspen Pharmacare Holdings Ltd.	165,726	4,201,537
Capitec Bank Holdings Ltd.	70,380	1,200,968
Discovery Holdings Ltd.	247,008	1,822,238
Mr Price Group Ltd.	149,550	2,074,597
MTN Group Ltd.	104,190	1,905,139
Naspers Ltd. N Shares	71,032	8,567,310
		19,771,789

SOUTH KOREA — 12.3%
Cosmax, Inc.	13,620	765,527
Coway Co. Ltd.	47,020	3,008,399
Daewoo International Corp.	63,710	2,506,623
Hankook Tire Co. Ltd.(1)	27,910	1,626,231
Hotel Shilla Co. Ltd.	44,060	3,438,125
Hyundai Development Co-Engineering & Construction	30,420	833,522
Hyundai Motor Co.	8,220	1,886,558
NAVER Corp.	4,370	3,344,534
Orion Corp.(1)	2,670	2,233,546
Samsung Electronics Co. Ltd.	5,781	7,305,451
Seoul Semiconductor Co. Ltd.	93,900	4,041,878
SK Hynix, Inc.(1)	127,600	4,631,850
		35,622,244
TAIWAN — 12.5%
Chailease Holding Co. Ltd.	1,160,001	2,867,547
Eclat Textile Co. Ltd.	288,820	3,681,223
Ginko International Co. Ltd.	69,000	1,347,650
Hiwin Technologies Corp.	273,000	2,742,712
Hon Hai Precision Industry Co. Ltd.	1,167,000	3,232,458
MediaTek, Inc.	420,000	6,161,895
Merida Industry Co. Ltd.	342,000	2,303,484
Merry Electronics Co. Ltd.	301,000	1,672,218
Taiwan Semiconductor Manufacturing Co. Ltd.	3,406,774	12,206,092
		36,215,279
THAILAND — 3.3%
Kasikornbank PCL NVDR	298,700	1,561,022
Minor International PCL	2,025,200	1,520,840
Shin Corp. PCL NVDR	784,700	1,761,817
Siam Cement PCL NVDR	211,900	2,792,858
Thaicom PCL	1,606,900	2,019,399
		9,655,936
TURKEY — 1.9%
BIM Birlesik Magazalar AS	88,996	1,650,870
Pegasus Hava Tasimaciligi AS(1)	164,975	2,112,337
TAV Havalimanlari Holding AS	259,498	1,831,544
		5,594,751
TOTAL COMMON STOCKS (Cost $239,695,760)		283,394,873
EXCHANGE-TRADED FUNDS — 1.1%
iShares MSCI Emerging Markets Index Fund (Cost $3,226,342)	80,359	3,172,573
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $1,690,107), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $1,658,939)		1,658,936
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75% - 4.50%, 5/15/23 - 8/15/39, valued at $4,047,057), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $3,981,454)		3,981,447

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $2,368,627), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $2,321,430)	2,321,426
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,961,809)	7,961,809
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $250,883,911)	294,529,255
OTHER ASSETS AND LIABILITIES — (1.5)%	(4,423,253)
TOTAL NET ASSETS — 100.0%	$290,106,002

Market Sector Diversification
(as a % of net assets)
Information Technology	24.7%
Consumer Discretionary	20.3%
Financials	17.5%
Consumer Staples	8.8%
Energy	7.1%
Industrials	6.6%
Materials	5.7%
Telecommunication Services	2.9%
Utilities	2.2%
Health Care	1.9%
Exchange-Traded Funds	1.1%
Cash and Equivalents*	1.2%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	24,861,525	258,533,348	—
Exchange-Traded Funds	3,172,573	—	—
Temporary Cash Investments	—	7,961,809	—
	28,034,098	266,495,157	—

3. Federal Tax Information

As of February 28, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$252,628,701
Gross tax appreciation of investments	$49,277,765
Gross tax depreciation of investments	(7,377,211)
Net tax appreciation (depreciation) of investments	$41,900,554

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT International Growth Fund

February 28, 2014

NT International Growth - Schedule of Investments
FEBRUARY 28, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
AUSTRALIA — 3.2%
BHP Billiton Ltd.	220,410	7,548,685
Commonwealth Bank of Australia	104,728	6,977,275
CSL Ltd.	147,825	9,524,016
James Hardie Industries SE	205,120	2,654,062
		26,704,038
AUSTRIA — 0.6%
Erste Group Bank AG	153,573	5,449,925
BELGIUM — 0.9%
Anheuser-Busch InBev NV	69,168	7,251,145
BRAZIL — 0.5%
Itau Unibanco Holding SA Preference Shares	333,400	4,440,594
CANADA — 0.7%
Canadian Pacific Railway Ltd.	36,718	5,761,539
CHINA — 2.6%
Baidu, Inc. ADR(1)	24,190	4,134,797
ENN Energy Holdings Ltd.	338,000	2,391,093
Haier Electronics Group Co. Ltd.	1,703,000	5,036,222
Tencent Holdings Ltd.	122,900	9,858,225
		21,420,337
DENMARK — 3.3%
Coloplast A/S B Shares	41,820	3,522,580
GN Store Nord A/S	195,510	4,834,863
Novo Nordisk A/S B Shares	236,070	11,252,241
Pandora A/S	118,740	8,047,042
		27,656,726
FINLAND — 0.7%
Sampo A Shares	120,168	6,089,012
FRANCE — 13.2%
Accor SA	179,800	9,188,791
Airbus Group NV	147,181	10,846,391
AXA SA	239,030	6,248,935
BNP Paribas SA	174,629	14,332,266
Carrefour SA	233,876	8,625,727
Cie de St-Gobain	61,330	3,682,441
Cie Generale d'Optique Essilor International SA	27,701	2,892,913
Danone SA	59,610	4,211,075
Iliad SA	11,510	2,807,278
L'Oreal SA	40,944	6,937,219
Publicis Groupe SA	91,542	8,693,255
Schneider Electric SA	83,238	7,439,350

Total SA	119,210	7,738,580
Valeo SA	61,730	8,644,143
Vinci SA	29,470	2,201,871
Zodiac Aerospace	187,800	6,632,154
		111,122,389
GERMANY — 9.6%
adidas AG	55,628	6,480,515
BASF SE	52,520	6,047,397
Bayer AG	95,800	13,606,752
Continental AG	48,201	11,732,893
Daimler AG	112,000	10,438,163
Henkel AG & Co. KGaA Preference Shares	58,481	6,526,321
Siemens AG	47,370	6,326,636
Sky Deutschland AG(1)	765,506	8,019,808
Symrise AG	171,760	8,437,691
Wirecard AG	56,293	2,641,065
		80,257,241
GREECE — 0.3%
Alpha Bank AE(1)	2,688,290	2,719,905
HONG KONG — 1.6%
AIA Group Ltd.	1,132,500	5,538,058
Sands China Ltd.	969,600	8,108,580
		13,646,638
INDIA — 1.6%
Tata Consultancy Services Ltd.	184,680	6,780,986
Tata Motors Ltd. ADR	200,323	6,987,266
		13,768,252
INDONESIA — 0.3%
PT Bank Mandiri (Persero) Tbk	2,767,400	2,169,295
IRELAND — 0.8%
Bank of Ireland(1)	12,259,491	6,582,572
ITALY — 1.5%
Luxottica Group SpA	103,304	5,730,714
UniCredit SpA	896,710	7,135,509
		12,866,223
JAPAN — 14.7%
Bridgestone Corp.	173,900	6,266,005
Daikin Industries Ltd.	147,300	8,448,365
FANUC Corp.	46,000	7,980,053
Fuji Heavy Industries Ltd.	193,500	5,234,406
Honda Motor Co., Ltd.	254,300	9,113,020
KDDI Corp.	88,072	5,366,360
Keyence Corp.	14,900	6,393,662
Komatsu Ltd.	251,300	5,262,064
Mitsubishi Estate Co. Ltd.	253,000	5,973,853
Mizuho Financial Group, Inc.	2,540,200	5,216,683
Murata Manufacturing Co. Ltd.	71,300	6,789,509

Nidec Corp.	97,800	12,002,771
Omron Corp.	112,800	4,738,331
Oriental Land Co. Ltd.	20,400	3,060,902
ORIX Corp.	592,000	8,725,558
Panasonic Corp.	186,700	2,340,859
Rakuten, Inc.	525,727	7,536,953
Seven & I Holdings Co. Ltd.	113,600	4,256,233
Sony Corp.	266,900	4,668,193
Unicharm Corp.	69,400	3,934,735
		123,308,515
MEXICO — 0.8%
Cemex SAB de CV ADR(1)	506,347	6,623,019
NETHERLANDS — 4.4%
Akzo Nobel NV	134,781	11,164,156
ASML Holding NV	101,894	8,867,625
ING Groep NV CVA(1)	705,110	10,287,396
Koninklijke Boskalis Westminster NV	83,250	4,167,211
Koninklijke DSM NV	34,998	2,236,407
		36,722,795
NORWAY — 0.6%
Schibsted ASA	33,350	2,197,588
Statoil ASA	93,150	2,458,341
		4,655,929
RUSSIA — 0.9%
Magnit OJSC GDR	82,870	4,640,720
Yandex NV A Shares(1)	86,413	3,240,487
		7,881,207
SPAIN — 2.8%
Amadeus IT Holding SA A Shares	105,680	4,648,152
Banco Popular Espanol SA	1,157,705	8,347,851
Bankia SA(1)	2,453,072	5,150,069
Inditex SA	35,423	5,099,684
		23,245,756
SWEDEN — 2.9%
Skandinaviska Enskilda Banken AB A Shares	336,150	4,726,385
SKF AB B Shares	173,495	4,646,088
Svenska Cellulosa AB B Shares	310,955	9,442,646
Telefonaktiebolaget LM Ericsson B Shares	459,503	5,955,518
		24,770,637
SWITZERLAND — 9.2%
Adecco SA	98,824	8,534,034
Lindt & Spruengli AG	1,020	5,026,356
Nestle SA	243,640	18,449,601
Novartis AG	159,136	13,289,982
Roche Holding AG	63,354	19,550,057
Sika AG	1,471	5,425,724

UBS AG	338,895	7,271,118
		77,546,872
TAIWAN — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	413,591	7,473,589
TURKEY — 0.2%
BIM Birlesik Magazalar AS	101,189	1,877,050
UNITED KINGDOM — 20.0%
ARM Holdings plc	136,320	2,305,576
Ashtead Group plc	650,433	9,541,245
Associated British Foods plc	238,623	11,979,600
BG Group plc	328,423	5,986,326
BT Group plc	1,309,950	8,989,283
Burberry Group plc	228,144	5,887,217
Capita Group plc (The)	474,109	9,050,685
Carnival plc	38,780	1,599,450
Compass Group plc	349,258	5,523,912
HSBC Holdings plc	738,890	7,791,335
International Consolidated Airlines Group SA(1)	813,250	5,951,191
ITV plc	1,695,684	5,732,969
Johnson Matthey plc	125,868	6,875,395
Lloyds Banking Group plc(1)	7,583,697	10,480,722
Next plc	52,010	5,865,740
Reckitt Benckiser Group plc	127,260	10,471,899
Rio Tinto plc	218,326	12,549,152
Rolls-Royce Holdings plc	211,718	3,541,781
Royal Bank of Scotland Group plc(1)	304,510	1,672,020
Shire plc	120,180	6,681,418
Smith & Nephew plc	266,260	4,242,415
St. James's Place plc	425,600	6,236,028
Travis Perkins plc	190,950	6,251,220
Whitbread plc	171,018	12,849,797
		168,056,376
TOTAL COMMON STOCKS (Cost $645,243,986)		830,067,576
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $1,165,316), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $1,143,826)		1,143,824
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75% - 4.50%, 5/15/23 - 8/15/39, valued at $2,790,415), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $2,745,185)		2,745,180
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $1,633,151), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $1,600,606)		1,600,603
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,489,607)		5,489,607
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $650,733,593)		835,557,183
OTHER ASSETS AND LIABILITIES — 0.6%		4,776,747
TOTAL NET ASSETS — 100.0%		$840,333,930

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	21.6%
Financials	17.6%
Industrials	15.2%
Consumer Staples	11.2%
Health Care	10.7%
Materials	9.3%
Information Technology	9.0%
Telecommunication Services	2.0%
Energy	1.9%
Utilities	0.3%
Cash and Equivalents*	1.2%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	28,459,158	801,608,418	—
Temporary Cash Investments	—	5,489,607	—
	28,459,158	807,098,025	—

3. Federal Tax Information

As of February 28, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$654,228,891
Gross tax appreciation of investments	$185,180,456
Gross tax depreciation of investments	(3,852,164)
Net tax appreciation (depreciation) of investments	$181,328,292

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 28, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 28, 2014